GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Value Funds

Class A, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs Growth and Income Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

(the “Funds”)

Supplement dated February 18, 2015 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (“SAI”), each dated December 29, 2014

Effective immediately, Timothy Ryan will serve as a portfolio manager for the Goldman Sachs Mid Cap Value Fund.

Accordingly, effective immediately, the Funds’ disclosure is modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Growth and Income Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Sean Gallagher, Managing Director, Chief Investment Officer, Value Equity, has managed the Fund since 2001; Andrew Braun, Managing Director, has managed the Fund since 2001; and John Arege, CFA, Managing Director, has managed the Fund since 2012.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Large Cap Value Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Sean Gallagher, Managing Director, Chief Investment Officer, Value Equity, has managed the Fund since 2001; Andrew Braun, Managing Director, has managed the Fund since 2001; John Arege, CFA, Managing Director, has managed the Fund since 2009; and Charles “Brook” Dane, CFA, Vice President, has managed the Fund since 2010.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Mid Cap Value Fund—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: Sean Gallagher, Managing Director, Chief Investment Officer, Value Equity, has managed the Fund since 2001; Andrew Braun, Managing Director, has managed the Fund since 2001; Dolores Bamford, CFA, Managing Director, has managed the Fund since 2002; and Timothy Ryan, CFA, Vice President, has managed the Fund since 2015.

The following replaces the first two existing rows in the table under the Value Investment Team in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sean Gallagher Managing Director Chief Investment Officer, Value Equity	Portfolio Manager— Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.
Andrew Braun Managing Director	Portfolio Manager— Growth and Income Large Cap Value Mid Cap Value	Since 2001 2001 2001

Mr. Braun joined the Investment Adviser as a mutual fund

product development analyst in July 1993. From January 1997 to

April 2001, he was a research analyst on the Value team and he became a portfolio manager in May 2001.

The following is added to the table under the Value Investment Team in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Timothy Ryan, CFA Vice President	Portfolio Manager— Mid Cap Value	Since 2015

Mr. Ryan joined the Investment Adviser in 2010. Prior to joining the Investment Adviser, Mr. Ryan was a portfolio manager at

Oppenheimer Funds since June of 2004 covering the financial

services sector.

The following replaces in its entirety the second and third paragraphs under the Value Investment Team in the “Service Providers—Fund Managers” section of the Prospectus:

Sean Gallagher serves as Chief Investment Officer of the Value Investment Team. The other portfolio managers serve as primary research analysts for particular industries. While the entire team debates investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides primarily with the portfolio manager responsible for that particular industry.

As Chief Investment Officer of the team, Mr. Gallagher is ultimately responsible for the composition of the Funds’ portfolio structure at both the stock and industry level.

This Supplement should be retained with your Prospectus and SAI for future reference.

EQVALPMSTK 02-15